Warrants - Components (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Warrants
Total Warrants	€ 205,013	€ 26,267
Reorganization Warrants
Warrants
Total Warrants	2,854	1,811
RDO & 2022 PIPE Warrants
Warrants
Total Warrants	29,590	€ 24,456
May 2023 Warrants
Warrants
Total Warrants	170,505
2023 PIPE Warrants
Warrants
Total Warrants	€ 2,064